Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	May 31, 2021	May 31, 2020
Intangible assets with indefinite lives:
Intangible assets with indefinite lives, Gross	$ 257	$ 229
Intangible assets with finite lives:
Intangible assets, gross	23,961	23,306
Less: accumulated amortization	(18,039)	(13,515)
Exchange differences	(1,086)	455
Intangible assets	4,836	10,246
Trademark [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	9,064	9,170
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	130	116
Student base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	13,358	12,719
Favorable lease [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	737	657
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	$ 415	$ 415